Provisions - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 46.8
Additional provision in the period	12.8
Release of provision	(0.9)
Utilization of provision	(8.3)
Foreign exchange	(0.3)
Other provisions at end of period	50.1
Current	44.0	€ 40.9
Non-current	6.1	5.9
Provisions	50.1	€ 46.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.4
Additional provision in the period	4.6
Release of provision	0.0
Utilization of provision	(2.5)
Foreign exchange	0.0
Other provisions at end of period	9.5
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Other provisions at beginning of period	1.2
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.2)
Foreign exchange	0.0
Other provisions at end of period	1.0
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	6.9
Additional provision in the period	0.1
Release of provision	(0.4)
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	6.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	31.3
Additional provision in the period	8.1
Release of provision	(0.5)
Utilization of provision	(5.6)
Foreign exchange	(0.3)
Other provisions at end of period	€ 33.0